DERIVATIVE LIABILITIES (Details Narrative) - Platinum Point Capital, LLC [Member]	Feb. 12, 2021 $ / shares shares
Number of warrants granted | shares	25,000
Warrants term	3 years
Exercise price of warrants | $ / shares	$ 11.60